DoubleLine ETF Trust 2002 North Tampa Street Suite 200 Tampa, FL 33602 Phone: (813) 791-7333

February 5, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine ETF Trust (the “Registrant”)

(File Nos. 333-260030 and 811-23746)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as certification that:

1.

The forms of Prospectus and Statement of Additional Information dated February 1, 2024 for each series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 7 to the Registrant’s registration statement under the 1933 Act filed on Form N-1A; and

2.

The text of the Post-Effective Amendment No. 7 to the Registrant’s registration statement was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on January 26, 2024 (Accession No. 0001193125-24-016778) with an effective date of February 1, 2024.

Very truly yours,

/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman
Secretary